Financial Risks - Summary of Value-At-Risk Analysis Measurement Foreign Currency Positions (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Year-end [Member]
Disclosure of value-at-risk analysis measurement foreign currency positions [Line items]
Foreign Currency Positions	¥ 465,300	¥ 411,300
Average [Member]
Disclosure of value-at-risk analysis measurement foreign currency positions [Line items]
Foreign Currency Positions	441,800	403,025
Maximum [Member]
Disclosure of value-at-risk analysis measurement foreign currency positions [Line items]
Foreign Currency Positions	465,300	413,800
MInimum [Member]
Disclosure of value-at-risk analysis measurement foreign currency positions [Line items]
Foreign Currency Positions	¥ 408,500	¥ 389,000